SUMMARY PROSPECTUS	December 30, 2019
Q3 ALL-WEATHER SECTOR ROTATION FUND Investor Class (QAWSX) Institutional Class (QAISX)

Before you invest, you may want to review the Fund’s prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, SAI and other information about the Fund online at http://www.Q3AllWeatherFunds.com. You can also get this information at no cost by calling 1-855-784-2399 or by sending an email request to Fulfillment@ultimusfundsolutions.com. The current Prospectus and SAI, dated December 30, 2019, are incorporated by reference into this Summary Prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-855-784-2399 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-855-784-2399. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

INVESTMENT OBJECTIVE

The Q3 All-Weather Sector Rotation Fund (the “Sector Rotation Fund”) seeks to achieve long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Sector Rotation Fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (Load)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	1.12%	1.12%
Acquired Fund Fees and Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses(2)	2.77%	2.52%
Less Management Fee Reductions and/or Expense Reimbursements(3)	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(2)(3)	2.59%	2.34%

(1)	“Other Expenses” are based on estimated amounts.

(2)

“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Sector Rotation Fund’s Financial Highlights, which reflect the operating expenses of the Sector Rotation Fund and do not include “Acquired Fund Fees and Expenses.”

(3)

Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Sector Rotation Fund’s business) to an amount not exceeding 2.19% of the Investor Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Sector Rotation Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2022, this agreement may not be modified or terminated without the approval of the Sector Rotation Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Sector Rotation Fund if the Sector Rotation Fund’s investment advisory agreement (the “Sector Rotation Fund’s Advisory Agreement”) with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Sector Rotation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sector Rotation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Sector Rotation Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class Shares	$262	$824
Institutional Class Shares	$237	$749

Portfolio Turnover

The Sector Rotation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Sector Rotation Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Sector Rotation Fund will invest in shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) in an attempt to invest in sectors and subsectors which have exhibited recent relative performance strength, as evaluated on a monthly basis according to the Adviser’s proprietary rules-based analytical approach.

In evaluating a sector’s or subsector’s relative strength, the Sector Rotation Fund will measure the recent performance of that sector’s or subsector’s securities against the recent performance of other sectors’ securities in the Fund’s investing universe, which encompasses all eleven global industry classification standard (“GICS”) sectors across global equities and fixed-income securities. The Sector Rotation Fund will seek to invest in those GICS sectors or subsectors which the Adviser identifies as exhibiting relative total return performance strength retrospectively in both the near and long-term. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts (“REITs”).

The Fund will rotate assets into, and out of, sectors and subsector positions on a periodic basis, and the Fund’s portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Sector Rotation Fund deems to be relatively unattractive for equities (based on certain proprietary quantitative indicators), the Sector Rotation Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Sector Rotation Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Sector Rotation Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Sector Rotation Fund. The success of the Sector Rotation Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Sector Rotation Fund and there is no assurance that the Sector Rotation Fund will achieve its investment objective. Because of the types of securities in which the Sector Rotation Fund invests and the investment techniques the Adviser uses, the Sector Rotation Fund is designed for investors who are investing for the long term. The Sector Rotation Fund will be subject to the following principal risks:

Active Management Risk. Due to the active management of the Sector Rotation Fund by the Adviser, the Sector Rotation Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Debt Securities Risk. The Sector Rotation Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Equity Securities Risk. The prices of equity securities in which the Sector Rotation Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors,

including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Sector Rotation Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Sector Rotation Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Foreign Currency Risk. The Sector Rotation Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Sector Rotation Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Sector Rotation Fund’s exposure to foreign currencies subjects the Sector Rotation Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Sector Rotation Fund’s exposure to foreign currencies may reduce the returns of the Sector Rotation Fund.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Sector Rotation Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Sector Rotation Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Sector Rotation Fund invests in addition to the Sector Rotation Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Sector Rotation Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Sector Rotation Fund may own.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

Investment Limitation Risk. Under the 1940 Act, the Sector Rotation Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Sector Rotation Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Sector Rotation Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Sector Rotation Fund; and (ii) the ETF and the Sector Rotation Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Sector Rotation Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Fixed-income ETFs Risk. There are risks associated with the potential investment of the Sector Rotation Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed incomefixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Sector Rotation Fund may underperform relative to other mutual funds that employ similar investment strategies. The Sector Rotation Fund’s sector rotation style may not be implemented successfully, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Market Risk. Market risk is the risk that the value of the securities in the Sector Rotation Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Sector Rotation Fund’s investments, economic conditions and general bond market conditions.

New Fund Risk. The Sector Rotation Fund was formed in 2019 and has no operating history as of the date of this Prospectus. Accordingly, investors in the Sector Rotation Fund bear the risk that the Sector Rotation Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Sector Rotation Fund, which may lower the Sector Rotation Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Sector Rotation Fund’s returns and increase taxable distributions to shareholders.

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the Sector Rotation Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Sector Risk. At times the Sector Rotation Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Sector Rotation Fund and increase the volatility of the Sector Rotation Fund’s NAV per share.

PERFORMANCE SUMMARY

The Sector Rotation Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Sector Rotation Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Sector Rotation Fund by comparing the Sector Rotation Fund’s performance with a broad measure of market performance. How the Sector Rotation Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Sector Rotation Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399.

MANAGEMENT OF THE FUND

The Investment Adviser

Q3 Asset Management Corporation is the Sector Rotation Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Brad Giaimo	Co-Manager of the Sector Rotation Fund since its inception in December 2019	Principal/CCO
Adam Quiring	Co-Manager of the Sector Rotation Fund since its inception in December 2019	Principal
Bruce Greig, CFA, CAIA	Co-Manager of the Sector Rotation Fund since its inception in December 2019	Director of Research

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum initial investment amounts are as follows:

Investor Class:	No Minimum

Institutional Class:	$500,000

These amounts may be waived at the Adviser’s discretion.

Minimum Additional Investment

Once an account is open, additional purchases of Sector Rotation Fund shares may be made in any amount.

General Information

You may purchase or redeem (sell) shares of the Sector Rotation Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Sector Rotation Fund should be sent to the Q3 All-Weather Sector Rotation Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-855-784-2399 for assistance.

TAX INFORMATION

The Sector Rotation Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Sector Rotation Fund through a broker-dealer or any other financial intermediary (such as a bank), the Sector Rotation Fund and its related companies may pay the intermediary for the sale of Sector Rotation Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Sector Rotation Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

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